Non-Controlling Interests - Additional Information (Details)		1 Months Ended	12 Months Ended
	Feb. 14, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
£300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure Of Noncontrolling Interests [Line Items]
Repurchase of non controlling interests	£ 300,000,000
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Noncontrolling Interests [Line Items]
Capital securities purchased and redeemed		£ 750,000,000
Interest rate		0.07375	0.07375	0.07375
Capital securities issued			£ 750,000,000	£ 750,000,000
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Noncontrolling Interests [Line Items]
Interest rate		0.0650	0.0650	0.0650
Capital securities issued		£ 750,000,000	£ 750,000,000	£ 750,000,000